Document and Entity Information	9 Months Ended
	Apr. 30, 2012	Jun. 12, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	STEVIA NUTRA CORP.
Entity Central Index Key	0001498046
Document Type	S-1
Document Period End Date	Apr 30, 2012
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
Current Fiscal Year End Date	--07-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		76,675,001

Consolidated Balance Sheets (USD $)	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010
Current Assets
Cash and Cash Equivalents, at Carrying Value	$ 28,855	$ 8,354	$ 7,984
Accounts receivable	350
Prepaid expenses and deposits	8,675	5,836
Total Current Assets	37,880	14,190	7,984
Long-Term Assets
Fixed Assets
Long Term Deposits	16,000
Total Long-Term Assets
Total Assets	53,880	14,190	7,984
Current Liabilities
Accounts payable	29,610	238
Due to related parties		1,117	117
Total Current Liabilities	29,610	1,355	117
Notes Payable	20,000
Total Liabilities	49,610	1,355	117
STOCKHOLDERS’ EQUITY
Common Stock: Authorized: 200,000,000 common shares as of April 30, 2012 and 75,000,000 as of December 31, 2012 with a par value of $0.001 per share; Issued and outstanding: 76,333,334 and 156,000,000 common shares (8,000,000 as of July 31, 2010), respectively	76,633	156,000	8,000
Common Stock Subscribed	25,000
Subscription receivable	(10,000)
Additional Paid-in Capital	347,984	(124,000)
Accumulated deficit during the development stage	(435,347)	(19,165)	(133)
Total Stockholders’ equity	4,270	12,835	7,867
Total Liabilities and Stockholders’ Equity	$ 53,880	$ 14,190	$ 7,984

Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010
Statement Of Financial Position
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	75,000,000	75,000,000
Common Stock, shares issued	76,333,334	156,000,000	8,000,000
Common Stock, shares outstanding	76,333,334	156,000,000	8,000,000

Consolidated Statements of Operations (USD $)	3 Months Ended			9 Months Ended		12 Months Ended	15 Months Ended	24 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2010	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Jul. 31, 2011	Apr. 30, 2012
Revenue					$ 1,150	$ 1,150	$ 1,150	$ 1,150
Operating Expenses
Amortization					135			135
General and administrative	378,474	3,541	133	406,789	10,775	15,441	15,574	422,363
Transfer agent and filing fees	1,476			9,393		4,164	4,164	13,557
Total Operating Expenses	379,950	3,541	133	416,182	10,910	19,605	19,738	436,055
Loss before other expense	(379,950)	(3,541)	(133)	(416,182)	(9,760)	(19,605)	(19,738)	(434,905)
Other expense
Depreciation, Depletion and Amortization, Nonproduction						(135)	(135)
Loss on sale of fixed assets						(442)	(442)	(442)
Net Loss	$ (379,950)	$ (3,541)	$ (133)	$ (416,182)	$ (9,760)	$ (19,032)	$ (19,165)	$ (435,347)
Net Loss per Share – Basic and Diluted			$ 0			$ 0
Weighted Average Shares Outstanding – Basic and Diluted	140,931,144	125,730,330	8,000,000	140,930,687	121,868,130	8,703,014

Statement of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit accumulated During development stage
Beginning balance at Apr. 29, 2010
Beginning balance, Shares at Apr. 29, 2010
Common shares issued for cash at $0.01 Net (loss)	8,000	8,000
Common shares issued for cash at $0.01 Net (loss), Shares		8,000,000
Net (loss)	(133)			(133)
Ending balance at Jul. 31, 2010	7,867	8,000		(133)
Ending balance, Shares at Jul. 31, 2010		8,000,000
Common shares issued for cash at $0.01 Net (loss)	24,000	2,400	21,600
Common shares issued for cash at $0.01 Net (loss), Shares		2,400,000
Net (loss)	(19,032)			(19,032)
Ending balance at Jul. 31, 2011	$ 12,835	$ 10,400	$ 21,600	$ (19,165)
Ending balance, Shares at Jul. 31, 2011		10,400,000

Statement of Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2010	Jul. 31, 2011
Statement Of Stockholders' Equity [Abstract]
Common shares issued for cash par value	$ 0.001	$ 0.01

Consolidated Statements of Cash Flows (USD $)	3 Months Ended	9 Months Ended		12 Months Ended	15 Months Ended	24 Months Ended
	Jul. 31, 2010	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Jul. 31, 2011	Apr. 30, 2012
Operating Activities
Net loss for the period	$ (133)	$ (416,182)	$ (9,760)	$ (19,032)	$ (19,165)	$ (435,347)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense			135	135	135	135
Loss on sale of fixed assets				(442)	(442)	(442)
Shares issued for services		300,000				300,000
Changes in operating assets and liabilities:
Accounts payable				238	238
Accounts receivable		(350)				(350)
Prepaid expenses		(2,839)		(5,836)	(5,836)	(8,675)
Accounts payable and accrued liabilities		29,372				29,610
Security deposits		(16,000)				(16,000)
Net Cash Used In Operating Activities	(133)	(105,999)	(9,625)	(24,053)	(24,186)	(130,185)
Investing Activities
Sale of fixed assets				600	600	600
Purchase of fixed assets			(1,177)	(1,177)	(1,177)	(1,177)
Net Cash Used In Investing Activities			(1,177)	(577)	(577)	(577)
Financing Activities
Proceeds from related party	117	11,500		1,000	1,117	12,617
Proceeds from promissory note		20,000				20,000
Proceeds from issuance of common shares	8,000	80,000	17,000	24,000	32,000	112,000
Proceeds from common stock subscribed		15,000				15,000
Net Cash Provided by Financing Activities	8,117	126,500	17,000	25,000	33,117	159,617
Change in Cash	7,984	20,501	6,198	370	8,354	28,855
Cash, beginning of the year		8,354	7,984	7,984
Cash, ending of the year	7,984	28,855	14,183	8,354	8,354	28,855
Cash paid for:
Interest paid
Income tax paid
Non-cash investing and financing activities
Forgiveness of related party debt		12,617				12,617
Cancellation of common shares		80,000				80,000
Non-Cash Activities

Nature of Operations and Continuance of Business	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements
Nature of Operations and Continuance of Business
1.     Nature of Operations and Continuance of Business

Stevia Nutra Corp. (the “Company”) was incorporated in the State of Nevada on April 30, 2010. The Company is a development stage company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities.

On January 4, 2012, the Company underwent a change of control where the former President and Director of the Company sold 120,000,000 post-split common shares to a company controlled by the current President and Director of the Company.  In addition to the private sale of common shares, the Company and its Board of Directors changed its name to Stevia Nutra Corp. and changed its principal operations from the business of car rental to focusing on the business of cultivation, development and post-harvest processing of Stevia plants for use as a sweetener.

On January 20, 2012, Mighty Mekong Argo Industries Co., Ltd., the Company’s wholly owned subsidiary, was incorporated in the Kingdom of Cambodia to assist with the cultivation and propagation of Stevia plants.

Going Concern
These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. As of April 30, 2012, the Company has not recognized any revenue, and has an accumulated deficit of $435,347. The continuation of the Company as a going concern is dependent upon the continued financial support from its management, and its ability to identify future investment opportunities and obtain the necessary debt or equity financing, and generating profitable operations from the Company’s future operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.  These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

AAA Best Car Rental Inc was founded in the State of Nevada on April 30, 2010. The Company intends to provide car rental service.  The Company is in the development stage as defined under Statement on Financial Accounting Standards Accounting Standards Codification FASB ASC 915-205 "Development-Stage Entities.”  Since inception through July 31, 2011, the Company has generated $1,150 in revenue and has accumulated losses of $19,165.

Going Concern	12 Months Ended
Jul. 31, 2011
Going Concern [Abstract]
GOING CONCERN

NOTE 2 - GOING CONCERN

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $19,165 as of July 31, 2011 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and loans from directors and/or private placement of common stock.  These financials do not include any adjustments relating to the recoverability and reclassification of recorded asset amounts, or amounts and classifications of liabilities that might result from this uncertainty.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.     Summary of Significant Accounting Policies

a)	Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) and are expressed in U.S. dollars.  The Company’s fiscal year end is July 31.

b)	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

c)	Interim Consolidated Financial Statements

These interim unaudited consolidated financial statements have been prepared on the same basis as the annual financial statements and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

d)	Cash and cash equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

e)	Prepaid expenses and deposits

The Company has classified prepaid expenses and deposits held for less than one year as current assets and security deposits held for periods longer than one year as long-term assets.

f)	Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

g)	Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The Company’s financial instruments consist principally of cash, bank indebtedness, accounts payable and accrued liabilities, and amounts due to related parties.  Pursuant to ASC 820, the fair value of our cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. We believe that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

h)	Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As of April 30, 2012 and July 31, 2011, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

i)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

j)	Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated in accordance with ASC 830 Foreign Currency Translation Matters, using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in Canadian dollars and Cambodian riels. The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars.

Cash and Cash equivalents
For purposes of Statement of Cash Flows the Company considers all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents.

Development Stage Company
The Company is considered a development stage company, having limited operating revenues during the period presented, as defined by Accounting Standards Codification ASC 915-205 “Development-Stage Entities”.  ASC 915-205 requires companies to report their operations, shareholders equity and cash flows since inception through the date that revenues are generated from management’s intended operations, among other things.

Use of Estimates and Assumptions
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

Foreign Currency Translation
The Company's functional currency and its reporting currency is the United States dollar.

Fair Value of Financial Instruments
Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 and 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 and 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1
Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2
Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3
Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable and amounts due to related parties. Pursuant to ASC 820 and 825, the fair value of our cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. We believe that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Income Taxes
The Company provides for income taxes under ASC 740, Accounting for Income Taxes. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company has $19,165 of net operating losses carried forward to offset taxable income in future years which expire commencing in fiscal 2030. The income tax benefit differs from the amount computed by applying the US federal income tax rate of 34% to net loss before income taxes for the year ended July 31, 2011 and had no uncertain tax positions as at July 31, 2011:

Net deferred tax assets consist of the following components as of:

	July 31, 2011	July 31, 2010
NOL Carryover	$ 6,327	$ 45
Valuation Allowance	(6,327)	(45)
Net deferred tax assets	$ -	$ -

Basic and Diluted Loss Per Share
The Company computes net loss per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. As at July 31, 2011 and 2010, the Company had no potentially dilutive shares.

Long-Lived Assets
The Company has adopted Accounting Standards Codification No. 360 (“ASC-360”). The Statement requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC-360 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-based Compensation
The Company records stock based compensation in accordance with the guidance in ASC Topic 718 which requires the Company to recognize expenses related to the fair value of its employee stock option awards. This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

Revenue Recognition
The Company will recognize revenue in accordance with Accounting Standards Codification No. 605, REVENUE RECOGNITION ("ASC-605"), ASC-605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Advertising
The Company follows the policy of charging the costs of advertising to expenses incurred. The Company incurred $0 in advertising costs during the period ended July 31, 2011.

Recent accounting pronouncements
In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05,
“Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on our financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. ASU 2011-04 will become effective for the Company on January 1, 2012. The Company does not expect that the guidance effective in future periods will have a material impact on its financial statements.

In April 2011, the FASB issued ASU 2011-02, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring”. This amendment explains which modifications constitute troubled debt restructurings (“TDR”). Under the new guidance, the definition of a troubled debt restructuring remains essentially unchanged, and for a loan modification to be considered a TDR, certain basic criteria must still be met. For public companies, the new guidance is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructuring occurring on or after the beginning of the fiscal year of adoption. The Company does not expect that the guidance effective in future periods will have a material impact on its financial statements.

In January 2010, the FASB issued an amendment to ASC 820, Fair Value Measurements and Disclosure, to require reporting entities to separately disclose the amounts and business rationale for significant transfers in and out of Level 1 and Level 2 fair value measurements and separately present information regarding purchase, sale, issuance, and settlement of Level 3 fair value measures on a gross basis. This standard, for which the Company is currently assessing the impact, is effective for interim and annual reporting periods beginning after December 15, 2009 with the exception of disclosures regarding the purchase, sale, issuance, and settlement of Level 3 fair value measures which are effective for fiscal years beginning after December 15, 2010. The adoption of this standard is not expected to have a significant impact on the Company’s financial statements.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Notes Payable	9 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Notes Payable
3.     Notes Payable

On March 5, 2012, the Company issued a promissory note for $10,000 to a non-related party. The amount owing is unsecured, with interest accruing at 5% per annum, and due March 5, 2014. As at April 30, 2012, accrued interest of $77 (2011 - $nil) was recorded in accounts payable and accrued liabilities.

On March 29, 2012, the Company issued a promissory note for $10,000 to a non-related party. The amount owing is unsecured, with interest accruing at 5% per annum, and due March 29, 2014. As at April 30, 2012, accrued interest of $45 (2011 - $nil) was recorded in accounts payable and accrued liabilities.

Common Stock	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Equity [Abstract]
Common Stock
4.     Common Stock

On January 11, 2012, the Company increased the authorized number of common shares from 75,000,000 common shares to 200,000,000 common shares and effected a forward split of the Company’s issued and outstanding shares on a basis of 15 for 1. Upon effect of the forward split, the Company’s issued and outstanding shares of common stock increased from 10,400,000 to 156,000,000 shares of common stock, with a par value of $0.001, and has been applied on a retroactive basis.

On March 5, 2012, the Company issued 500,000 common shares with a fair value of $300,000 to the Company’s Chief Agronomy Officer pursuant to the consulting agreement dated January 21, 2012. The fair value of the shares was based on the share price per private placements issued during the same period.

On March 9, 2012, a company controlled by the President of the Company cancelled 80,000,000 common shares of the Company.

On April 4, 2012, the Company issued 91,667 shares of common stock at a price of $0.60 per share for total cash proceeds of $55,000.

On April 18, 2012, the Company issued 41,667 shares of common stock at a price of $0.60 per share for total cash proceeds of $25,000.

On April 27, 2012, the Company authorized the issuance of 41,667 shares of common stock at a price of $0.60 per share for total cash proceeds of $25,000. The shares were issued subsequent to period end and included as common stock subscribed and $10,000 of the proceeds were received subsequent to period end and included in subscription receivable.

NOTE 4 - COMMON STOCK

The authorized capital of the Company is 75,000,000 common shares with a par value of $ 0.001 per share.

On July 16, 2010 the Company issued 8,000,000 shares of common stock at a price of $0.001 per share, to its sole Director, for total cash proceeds of $8,000.

In April and May 2011, the Company issued 2,400,000 shares of common stock at a price of $0.01 per share, for total cash proceeds of $24,000.

During the period Inception (April 30, 2010) to July 31, 2011, the Company sold a total of 10,400,000 shares of common stock for total cash proceeds of $32,000.

Related Party Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
5.     Related Party Transactions

As at April 30, 2012, the Company owed $nil (2011 - $1,117) to the former President and Director of the Company.  The amount owing is unsecured, non-interest bearing, and due on demand.  On January 4, 2012, the former President and Director of the Company provided the Company with a release from any liabilities owed, resulting in a gain on the forgiveness of the loan of $12,617 which has been applied against additional paid-in capital.
NOTE 5 – DUE TO RELATED PARTY The Director loaned $1,117 to the Company. The amount is due on demand, non-interest bearing and unsecured.

Assets	12 Months Ended
Jul. 31, 2011
Assets [Abstract]
Assets

NOTE 6- ASSETS

On October 2nd, 2010 the Company purchased a car for $1,177.  On June 29, 2011 the Company sold a car for $600.  The loss on sale of fixed assets was $442 due to the sale price being lower than the purchase price.

Commitments	9 Months Ended
Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments
6.     Commitments

On January 23, 2012, the Company entered into a consulting agreement with a non-related party for services as the Chief Agronomy Officer of the Company. Under the terms of the agreement, the Company will pay $5,416.67 per month, with an annual increase of $853.33 per month and issue 2,500,000 common shares of the Company payable at the rate of 500,000 common shares per annum over a period of five years commencing March 5, 2012.

On March 9, 2012, the Company’s wholly owned subsidiary, Mighty Mekong Argo Industries Co., Inc., entered into a land lease agreement whereby Mighty Mekong will lease 20 hectares of land in the Kampong Speu Province of the Kingdom of Cambodia to be used for the cultivation and propagation of Stevia plants for US$10,000 per year.

Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Subsequent Events
Subsequent Events
7.     Subsequent Events

41,667 common shares were issued subsequent to year end pursuant to the private placement approved by the Board of Directors on April 27, 2012 and included as common shares subscribed.

NOTE 7- SUBSEQUENT EVENTS There were no events subsequent to the year ended July 31, 2011 that would warrant further disclosures.